RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Market Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk | Floating interest rate | Sudsidiary
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying value	$ 11,574	$ 7,823
Hedged item, liabilities	4,681	3,396
5% increase in future energy prices | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(62)	(76)	$ (37)
Effect on OCI	(23)	(36)	(21)
5% increase in future energy prices | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(129)	20	15
Effect on OCI	148	112	114
5% decrease in future energy prices | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	62	75	40
Effect on OCI	23	36	22
5% decrease in future energy prices | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	130	(20)	(16)
Effect on OCI	(156)	(118)	(124)
Impact of 1% increase | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	29	27	29
Effect on OCI	307	96	95
Impact of 1% decrease | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(29)	(27)	(29)
Effect on OCI	$ (307)	$ (96)	$ (95)